Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

5.	INCOME TAXES

The income tax provision (benefit) consists of the following:

	December 31,
	2012	2011
Federal
Current	$0	$0
Deferred	(2,394,782)	(716,557))

State and local
Current	—	—
Deferred	(639,726)	(209,586)
	(3,034,508)	(926,143)
Change in valuation allowance	3,034,508	926,143
Income tax provision (benefit)	$0	$0

The provision (benefit) for income taxes using the federal statutory rate as compared to the Company’s effective rate is as follows:

	December 31,
	2012	2011

U.S. Statutory federal rate	(34.00)%	(34.00) .%
State income tax, net of federal benefits	(5.80)	(5.80)
Other permanent differences	2.40	1.00
Section 382 impairment	0.00	8.50
Bad Debt Deferred True Up	(0.10)	0.00
Deferred True Up	(6.30)	0.00
Change in valuation allowance	43.80	30.30
Income tax provision (benefit)	0.00%	0.00%

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

	December 31,
	2012	2011
Share based compensation	$3,359,742	$2,979,541
Start-up costs	255,673	278,233
Federal net operating loss carryovers	2,837,275	1,165,428
State net operating loss carryovers	803,497	326,664
Bad debt reserve	1,992	19,554
Related party interest expense	10,948	10,948
Accrued compensation	557,303	15,781
Charitable contributions	4,227	0
Derivative liability	16,745	60,108

Total deferred tax assets	7,847,402	4,856.257
Less: valuation allowance	(7,830,657)	(4,796,149)
Deferred tax asset, net of valuation allowance	16,745	60,108

Deferred tax liabilities
Discount on convertible debt	(16,745)	(60,108)
Total deferred tax liabilities	(16,745)	(60,108)
Net deferred tax asset (liabilities)	$0	$0

F-13

As of December 31, 2012 and 2011, the Company had approximately $8,340,000 and $3,430,000, respectively, of U.S. federal net operating loss carryovers (“NOL’s”). As of December 31, 2012 and 2011, the Company had approximately $9,090,000 and $3,700,000 of state NOL’s, respectively. These net operating losses which, if not utilized, begin to expire in 2028. In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s net operating loss carryovers may be subject to an annual limitation in the event of a change of control.

The Company has conducted a preliminary Section 382 analysis and has determined that there was a change of ownership on February 23, 2011 when the Company issued shares of the Company’s common stock to settle notes payable with an executive officer and a director. The Company’s NOLs through the date of ownership change are subject to an annual limitation of $116,571. The Company has not filed its federal and state tax returns since December 31, 2008 and therefore, the NOL’s for periods subsequent to 2008 will not be available to offset future taxable income until the tax returns are filed with the respective federal and state tax authorities.

In assessing the realization of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. After consideration of all the information available, Management believes that significant uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a valuation allowance of $7,830,657 and $4,796,149 at December 31, 2012 and 2011, respectively. For the year ended December 31, 2012 and 2011, the change in the valuation allowance was 3,034,508 and 926,143, respectively.

As of December 31, 2012 and 2011, no liability for unrecognized tax benefits was required to be reported.

The guidance also discusses the classification of related interest and penalties on income taxes. The Company’s policy is to record interest and penalties incurred in connection with income taxes as a component of income tax expense. No interest or penalties were recorded during the years ended December 31, 2012 and 2011.

The Company files U.S. federal and state income tax returns in California. These tax returns are subject to examination by tax authorities for years beginning in December 31, 2008.